Net (Loss) Income Per Share - Schedule of Anti-dilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Class B Ordinary Shares | Red Better and Shunwei
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive outstanding shares	67,636,364	67,636,364
Series A Preferred Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive outstanding shares	18,181,818	18,181,818
Share Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive outstanding shares		3,370,739
Restricted Shares | Founder
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive outstanding shares	67,636,364	67,636,364
Unvested Restricted Shares | Founder
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive outstanding shares	13,079,391	21,520,813